14 WARRANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding at at beginning	2,777,777
Granted	1,000,000
Exercised	1,111,111
Outstanding at end	2,666,666	2,777,777
Weighted Avg.Exercise Price
Outstanding at beginning	$ 1.80
Granted	$ 6.00
Exercised	1.80
Outstanding at end	$ 1.80	$ 1.80
Weighted Avg. Remaining Term	3.90 years	4.41 years
Intrinsic Value
Outstanding at at beginning	$ 1,333,330
Outstanding at end	$ 1,544,440	$ 1,333,330